CASH AND CASH EQUIVALENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Cash on hand	R 113.2	R 100.5
Access deposits and income funds	2,401.7	2,069.2
Restricted cash	10.7	10.3
Cash and cash equivalents	2,525.6	2,180.0	R 1,715.1	R 279.5
Interest earned on cash and cash equivalents	111.8	R 108.7	R 63.1
Environmental rehabilitation [member]
Disclosure of financial assets [line items]
Restricted cash	5.2
Various utilities [member]
Disclosure of financial assets [line items]
Restricted cash	R 5.1
Top of range [member]
Disclosure of financial assets [line items]
Effective annual yields	6.38%
Bottom of Range [member]
Disclosure of financial assets [line items]
Effective annual yields	5.38%